NON-CURRENT ASSETS - PLANT AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2019
Property, plant and equipment [abstract]
Schedule of Reconciliation of Carrying Amounts
Reconciliation of carrying amounts at the beginning and end of the period

	Plant and Equipment
Year ended June 30, 2019
At July 1, 2018, net of accumulated depreciation	A$	742,583
Additions		1,532,656
Disposals		(58,722)
Depreciation charge for the year		(378,002)

At June 30, 2019, net of accumulated depreciation	A$	1,838,515

At June 30, 2019
Cost	A$	2,787,761
Accumulated depreciation		(949,246)

Net carrying amount	A$	1,838,515

	Plant and Equipmen t
Year ended June 30, 2018
At July 1, 2017, net of accumulated depreciation	A$	387,380
Additions		498,749
Depreciation charge for the year		(143,546)

At June 30, 2018, net of accumulated depreciation	A$	742,583

At June 30, 2018
Cost	A$	1,448,142
Accumulated depreciation		(705,559)

Net carrying amount	A$	742,583